Stock-based compensation (Tables)	12 Months Ended
Mar. 31, 2018
Summary of Toyota's Stock Option Activity

The following table summarizes Toyota’s stock option activity:

		Yen		Yen in millions
	Number of shares	Weighted- average exercise price	Weighted- average remaining contractual life in years	Aggregate intrinsic value
Options outstanding at March 31, 2015	3,503,500	4,632	2.05	13,143
Granted	—	—
Exercised	(936,400)	5,049
Canceled	(473,600)	6,917

Options outstanding at March 31, 2016	2,093,500	3,858	1.56	4,384
Granted	—	—
Exercised	(785,600)	4,006
Canceled	(115,600)	4,682

Options outstanding at March 31, 2017	1,192,300	3,682	0.80	2,813

Granted	—	—
Exercised	(643,800)	3,726
Canceled	(264,900)	4,154

Options outstanding at March 31, 2018	283,600	3,153	0.33	1,041

Options exercisable at March 31, 2016	2,093,500	3,858	1.56	4,384
Options exercisable at March 31, 2017	1,192,300	3,682	0.80	2,813
Options exercisable at March 31, 2018	283,600	3,153	0.33	1,041

Summary of Options Outstanding and Options Exercisable

The following table summarizes information for options outstanding and options exercisable at March 31, 2018:

Outstanding			Exercisable
Number of shares	Exercise price	Remaining life	Number of shares	Exercise price
	Yen	Years		Yen
283,600	3,153	0.33	283,600	3,153